Trade and Other Payables (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Trade and Other Payables [Abstract]
Trade payables	$ 5,137,073	$ 4,848,656	$ 6,337,545
Employee benefits	125,171	279,646	55,959
Other Liabilities	(3,957)	119,097	204,242
Total payables	$ 5,258,287	$ 5,247,399	$ 6,597,746